Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure Of Significant Accounting Policies [Abstract]
New and amendments to the accounting standards adopted and recent accounting pronouncements
(a)	New and amendments to standards adopted by the Group
The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2020:

Amendments to IAS 1 and IAS 8	Definition of material
Amendments to IFRS 3	Definition of a business
Conceptual Framework	Revised Conceptual Framework for Financial Reporting
The adoption of these new and amended standards does not have material impact on the condensed consolidated interim financial information of the Group.

(b)	Recent accounting pronouncements
The following new standards and interpretations have not come into effect for the financial year beginning January 1, 2020 and have not been early adopted by the Group in preparing the condensed consolidated financial statements. None of these is expected to have a significant effect on the consolidated financial statements of the Group.

Effective for annual periods beginning on or after

Amendments to IAS 28 and IFRS 10	Sale or contribution of assets between an investor and its associate or joint venture	To be determined
IFRS 16 (amendments)	COVID-19 related rent concessions.	1 June 2020
IAS 16 (amendments)	Property, plant and equipment: Proceeds before intended use	1 January 2022
IAS 37 (amendments)	Onerous contract - cost of fulfilling a contract	1 January 2022
IAS 1 (amendments)	Classification of liabilities as current and non-current	1 January 2022
IFRS 17	Insurance contracts	1 January 2023